UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McGarr Capital Management Corp
Address: 2828 N. Harwood St.
         Suite 1717
         Dallas, TX  75201

13F File Number:  28-06900

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cappy R. McGarr
Title:     President
Phone:     (214) 522-2577

Signature, Place, and Date of Signing:

     Cappy R. McGarr     Dallas, TX     July 24, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $53,197 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                 COM                 002824100     3413    71100 SH       SOLE                    71100
AMERICAN EXPRESS CO         COM                 025816109     1036    26700 SH       SOLE                    26700
BEA SYS INC                 COM                 073325102     2153    70100 SH       SOLE                    70100
CALPINE CORP                COM                 131347106     1599    42300 SH       SOLE                    42300
CITIGROUP INC               COM                 172967101     4178    79065 SH       SOLE                    79065
CLEAR CHANNEL COMMUNICATIONSCOM                 184502102     1118    17838 SH       SOLE                    17838
DISNEY WALT CO              COM DISNEY          254687106      740    25600 SH       SOLE                    25600
ELECTRONIC DATA SYS NEW     COM                 285661104     3225    51600 SH       SOLE                    51600
ENRON CORP                  COM                 293561106      894    18200 SH       SOLE                    18200
GENERAL ELEC CO             COM                 369604103     3608    74000 SH       SOLE                    74000
GOLDMAN SACHS GROUP INC     COM                 38141G104     1553    18100 SH       SOLE                    18100
HOME DEPOT INC              COM                 437076102     2220    47700 SH       SOLE                    47700
HOUSEHOLD INTL INC          COM                 441815107     3042    45600 SH       SOLE                    45600
LILLY ELI & CO              COM                 532457108     1532    20700 SH       SOLE                    20700
MBNA CORP                   COM                 55262L100     2831    85800 SH       SOLE                    85800
MICROSOFT CORP              COM                 594918104     2168    29700 SH       SOLE                    29700
ORACLE CORP                 COM                 68389X105     1043    54900 SH       SOLE                    54900
PFIZER INC                  COM                 717081103     2988    74600 SH       SOLE                    74600
PLAYTEX PRODS INC           COM                 72813P100     7214   674200 SH       SOLE                   674200
SAFEWAY INC                 COM NEW             786514208     1723    35900 SH       SOLE                    35900
SCHLUMBERGER LTD            COM                 806857108     1664    31600 SH       SOLE                    31600
SIEBEL SYS INC              COM                 826170102      816    17400 SH       SOLE                    17400
TYCO INTL LTD NEW           COM                 902124106     1635    30000 SH       SOLE                    30000
WILLIAMS COS INC DEL        COM                 969457100      804    24400 SH       SOLE                    24400